REVENUE - Narrative (Details) $ in Millions		3 Months Ended			6 Months Ended
	Mar. 26, 2025	Jun. 30, 2025 USD ($)	Mar. 31, 2025	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) customer	Jun. 30, 2024 USD ($)
Disclosure of operating segments [line items]
Revenues		$ 866		$ 908	$ 1,795	$ 1,810
One Customer
Disclosure of operating segments [line items]
Revenues		$ 307		$ 321	$ 616	$ 660
Partnership's Sales Revenue, Net | Customer Concentration Risk
Disclosure of operating segments [line items]
Concentration risk, number of customers | customer					1
Global intermodal logistics operation
Disclosure of operating segments [line items]
Ownership interest	33.00%	33.00%	33.00%		33.00%